UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   JUNE 30, 2009
                                                 -------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         LUMINUS MANAGEMENT, LLC
Address:      1700 BROADWAY
              38TH FLOOR
              NEW YORK, NEW YORK 10019



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         PAUL SEGAL
Title:        PRESIDENT
Phone:        212-615-3450

Signature, Place, and Date of Signing:
/S/ PAUL SEGAL                    NEW YORK, NY               AUGUST 14, 2009
--------------                    ------------               ---------------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                     -

Form 13F Information Table Entry Total:              46
                                                     --

Form 13F Information Table Value Total:          $904,456
                                                 --------
                                                (thousands)

List of Other Included Managers:                     NONE

           Form 13F INFORMATION TABLE (06/30/09)

        COLUMN 1                 COLUMN 2        COLUMN 3       COLUMN 4         COLUMN 5     COLUMN 6   COLUMN 7      COLUMN 8
                                                                                                                    VOTING AUTHORITY
                                                                                                                  ------------------
                                                                              SHRS
                                   TITLE OF                       VALUE      OR PRN   SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                       CLASS          CUSIP        (X1000)    AMOUNT   PRN CALL DISCRETION MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ACORN ENERGY INC                   COM               004848107        114       39,273 SH        SOLE               39,273    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ADA ES INC                         COM               005208103        168       42,031 SH        SOLE               42,031    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC               COM               017361106     91,802    3,579,028 SH        SOLE            3,579,028    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN ELEC PWR INC              COM               025537101     11,556      400,000 SH        SOLE              400,000    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN WTR WKS CO INC NEW        COM               030420103      5,733      300,000 SH        SOLE              300,000    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC                    CL A              093679108         17       25,000 SH        SOLE               25,000    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                       COM NEW           131347304    121,190   10,869,088 SH        SOLE           10,869,088    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CINCINNATI BELL INC NEW            COM               171871106        116       40,926 SH        SOLE               40,926    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CLEARWIRE CORP NEW                 CL A              18538Q105        233       42,045 SH        SOLE               42,045    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP                    COM               125896100     38,472    3,184,728 SH        SOLE            3,184,728    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW                   CL A              20030N200        766       54,300 SH        SOLE               54,300    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC                  COM               20854P109     13,837      407,450 SH        SOLE              407,450    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DPL INC                            COM               233293109     42,011    1,813,153 SH        SOLE            1,813,153    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DTE ENERGY CO                      COM               233331107     17,410      544,055 SH        SOLE              544,055    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                        COM               281020107     71,724    2,279,832 SH        SOLE            2,279,832    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMUNICATIONS CORP          CL A              291525103        193      642,453 SH        SOLE              642,453    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW                   COM               29364G103     42,032      542,212 SH        SOLE              542,212    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FAIRPOINT COMMUNICATIONS INC       COM               305560104         22       37,308 SH        SOLE               37,308    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIBERTOWER CORP                    COM               31567R100         78      156,300 SH        SOLE              156,300    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR, INC. CMN              COM               336433107     45,124      278,200 SH        SOLE              278,200    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR INC                    CALL              336433107      8,110       50,000      CALL SOLE               50,000    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING LTD                SHS NEW           G3921A175        530       57,724 SH        SOLE               57,724    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GLU MOBILE INC                     COM               379890106        250      199,796 SH        SOLE              199,796    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GREAT PLAINS ENERGY INC            COM               391164100     30,490    1,960,800 SH        SOLE            1,960,800    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IAC INTERACTIVECORP                COM               44919P508        120        7,500 SH        SOLE                7,500    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JA SOLAR HOLDINGS CO LTD           SPON ADR          466090107      5,984    1,273,108 SH        SOLE            1,273,108    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
KNOLOGY INC                        COM               499183804        134       15,560 SH        SOLE               15,560    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LIMELIGHT NETWORKS INC             COM               53261M104        871      198,046 SH        SOLE              198,046    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NV ENERGY INC                      COM               67073Y106     16,068    1,489,130 SH        SOLE            1,489,130    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OGE ENERGY CORP                    COM               670837103      5,958      210,387 SH        SOLE              210,387    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PICO HOLDINGS INC                  COM NEW           693366205      2,341       81,581 SH        SOLE               81,581    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PPL CORP                           COM               69351T106     61,463    1,864,772 SH        SOLE            1,864,772    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PROSHARES TR                       PSHS UT SHT MSCI  74347R354        684       32,500 SH        SOLE               32,500    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP                   PUT               337932107     23,250      600,000      PUT  SOLE              600,000    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP                   PUT               337932107     19,375      500,000      PUT  SOLE              500,000    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SOUTHWEST GAS CORP                 COM               844895102      1,970       88,700 SH        SOLE               88,700    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP                 COM SER 1         852061100      1,987      413,000 SH        SOLE              413,000    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SUNPOWER CORP                      COM CL B          867652307      4,938      206,192 SH        SOLE              206,192    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE & DATA SYS INC           COM               879433100        682       24,100 SH        SOLE               24,100    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRANSALTA CORP                     COM               89346D107     98,672    5,078,340 SH        SOLE            5,078,340    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRINA SOLAR LIMITED                NOTE 4.000% 7/1   89628EAA2      4,958    6,000,000 SH        SOLE            6,000,000    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UIL HLDG CORP                      COM               902748102     17,666      786,900 SH        SOLE              786,900    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNISOURCE ENERGY CORP              COM               909205106     87,486    3,296,379 SH        SOLE            3,296,379    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES CELLULAR CORP        COM               911684108         89        2,305 SH        SOLE                2,305    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VIRGIN MEDIA INC                   COM               92769L101        131       14,000 SH        SOLE               14,000    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN ENERGY CORP              COM               976657106      7,653      188,000 SH        SOLE              188,000    0   0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


                                                               -----------                                     ------------
                                                               -----------                                     ------------
                                                                  904,456                                       49,916,202
                                                               ===========                                     ============
                                                               ===========                                     ============
